Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended			36 Months Ended
	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table provides information regarding “compensation actually paid” for our principal executive officer, or PEO, and our other Named Executive Officers, or NEO for each of our fiscal years ended December 31, 2025, 2024, and 2023:

Year	Summary Compensation Table Total for Current PEO (Randle)(1)	Compensation Actually Paid To Current PEO (Randle)(1)(2)	Summary Compensation Table Total for Former PEO (Haruki)(1)	Compensation Actually Paid to Former PEO (Haruki)(1)(2)	Average Summary Compensation table total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(3)	Net Income (Loss) ($)(4)
2025	$1,378,306	$1,003,360	N/A	N/A	$494,688	$403,742	$179.83	$(10,579,000)
2024	$2,933,180	$2,933,180	N/A	N/A	$383,188	$383,003	$233.33	$(7,391,000)
2023	$601,385	$601,385	$1,775,330	$1,775,330	$394,462	$365,440	$168.68	$(3,080,000)

(1)	The table below includes the name of each individual serving as our PEO and Named Executive Officers during the last three fiscal years:

Fiscal Year	PEO	Non-PEO NEOs
2025	Race. A. Randle	Wade K. Kodama
2024	Race A. Randle	Wade K. Kodama
2023	Warren H. Haruki, through March 31, 2023 Race A. Randle, beginning April 1, 2023	Wade K. Kodama Paulus Subrata, through June 20, 2023

(2)

The dollar amounts reflected in this column represent the “compensation actually paid” to the PEO and the Non-PEO Named Executive Officers, respectively, computed in accordance with Item 402(v) of Regulation S-K. The following table reflects the adjustments made to determine the “compensation actually paid” (for the Non-PEO Named Executive Officers, all amounts are averages):

Adjustment To PEO Compensation, Footnote
Year	Executive(s)	Summary Compensation Table Total	Deduct Stock Awards Granted in the Fiscal Year	Deduct Option Awards Granted in the Fiscal Year	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted In the Fiscal Year	Add Vesting Date Fair Value of Awards Granted and Vested during the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Vesting Date Fair Value of Equity Awards Granted in Prior Years Which Vested During the Fiscal Year	Compensation Actually Paid
2025	Current PEO (Randle)	$1,378,306	$(826,876)	-	$(1,100)	$453,030	-	-	$1,003,360
	Non-PEO NEOs	$494,688	$(246,750)	-	3,404	$135,302	$9,187	$7,911	$403,742
2024	Current PEO (Randle)	$2,933,180	$-	$(2,408,000)	$2,408,000	$-	$-	$-	$2,933,180
	Non-PEO NEOs	$383,188	$(147,000)	-	$49,075	$24,537	$69,616	$3,587	$383,003
2023	Current PEO (Randle)	$601,385	$-	-	$-	-	$-	$-	$601,385
	Former PEO (Haruki)	$1,775,330	$(1,341,233)	-	$-	-	$798,372	$542,861	1,775,330
	Non-PEO NEOs	$394,462	$(165,812)	-	$16,017	$53,502	-	$67,271	$365,440

(3)	Total Shareholder Return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2022.

(4)

In the fiscal year ended December 31, 2025, the Company terminated its defined benefit pension plan. In connection with the termination, the Company recognized a one-time settlement expense in the amount of $6,557,000, a non-cash GAAP expense, which is reflected in the 2025 net income.

Non-PEO NEO Average Total Compensation Amount		$ 494,688	$ 383,188	$ 394,462
Non-PEO NEO Average Compensation Actually Paid Amount		$ 403,742	383,003	365,440
Adjustment to Non-PEO NEO Compensation Footnote
Year	Executive(s)	Summary Compensation Table Total	Deduct Stock Awards Granted in the Fiscal Year	Deduct Option Awards Granted in the Fiscal Year	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted In the Fiscal Year	Add Vesting Date Fair Value of Awards Granted and Vested during the Fiscal Year	Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Change in Vesting Date Fair Value of Equity Awards Granted in Prior Years Which Vested During the Fiscal Year	Compensation Actually Paid
2025	Current PEO (Randle)	$1,378,306	$(826,876)	-	$(1,100)	$453,030	-	-	$1,003,360
	Non-PEO NEOs	$494,688	$(246,750)	-	3,404	$135,302	$9,187	$7,911	$403,742
2024	Current PEO (Randle)	$2,933,180	$-	$(2,408,000)	$2,408,000	$-	$-	$-	$2,933,180
	Non-PEO NEOs	$383,188	$(147,000)	-	$49,075	$24,537	$69,616	$3,587	$383,003
2023	Current PEO (Randle)	$601,385	$-	-	$-	-	$-	$-	$601,385
	Former PEO (Haruki)	$1,775,330	$(1,341,233)	-	$-	-	$798,372	$542,861	1,775,330
	Non-PEO NEOs	$394,462	$(165,812)	-	$16,017	$53,502	-	$67,271	$365,440

(3)	Total Shareholder Return, or TSR, is determined based on the value of an initial fixed investment of $100 on December 31, 2022.

(4)

In the fiscal year ended December 31, 2025, the Company terminated its defined benefit pension plan. In connection with the termination, the Company recognized a one-time settlement expense in the amount of $6,557,000, a non-cash GAAP expense, which is reflected in the 2025 net income.

Compensation Actually Paid vs. Total Shareholder Return		Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income		Relationship Between Compensation Actually Paid and Net Income
Total Shareholder Return Amount		$ 179.83	233.33	168.68
Net Income (Loss)		(10,579,000)	(7,391,000)	(3,080,000)
Race A Randle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,378,306	2,933,180	601,385
PEO Actually Paid Compensation Amount		1,003,360	2,933,180	601,385
PEO Name					Race. A. Randle
Warren H Haruki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,775,330
PEO Actually Paid Compensation Amount				1,775,330
PEO Name	Warren H. Haruki
PEO | Race A Randle [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(826,876)	0	0
PEO | Race A Randle [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,100)	2,408,000	0
PEO | Race A Randle [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Race A Randle [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		453,030	0	0
PEO | Race A Randle [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Race A Randle [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(2,408,000)	0
PEO | Warren H Haruki [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,341,233)
PEO | Warren H Haruki [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Warren H Haruki [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				798,372
PEO | Warren H Haruki [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Warren H Haruki [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				542,861
PEO | Warren H Haruki [Member] | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(246,750)	(147,000)	(165,812)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,404	49,075	16,017
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,187	69,616	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		135,302	24,537	53,502
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,911	3,587	67,271
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0	$ 0